Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash [abstract]
Disclosure of cash position [Table Text Block]
	Osisko Gold Royalties (i)		Osisko Development (ii), (iii)		Total
	2022	2021	2022	2021	2022	2021
	$	$	$	$	$	$

Cash held in Canadian dollars	24,192	40,121	-	13,364	24,192	53,485

Cash held in U.S. dollars	48,993	33,262	-	15,810	48,993	49,072
Cash held in U.S. dollars (Canadian equivalent)	66,356	42,170	-	20,043	66,356	62,213
Total cash	90,548	82,291	-	33,407	90,548	115,698

(i) Excluding Osisko Development and its subsidiaries.

(ii) Osisko Development and its subsidiaries.

(iii) On September 30, 2022, the Company deconsolidated Osisko Development's cash balance of $133.1 million from its balance sheet (Note 31).